6. Derivative Liabilities (Tables)	15 Months Ended
Mar. 31, 2014
Notes to Financial Statements
Derivative Liabilities - Fair Value
	2013	2012
Fair value at the commitment date - convertible debt	$2,414,585	$—
Fair value at the commitment date - warrants	682,809	—
Reclassification of derivative liabilities to additional paid in capital
related to warrants exercised that ceased being a derivative liability	(311,709)	—
Fair value mark to market adjustment - converible debt	(28,586)	—
Fair value mark to market adjustment - warrants	(5,595)	—
Totals	$2,751,504	$—

Derivative Liabilities - Assumptions
	Commitment Date	Remeasurement Date

Expected dividends	0%	0%
Expected volatility	150%	150%
Expected term	2 - 5 years	1.9 - 4.68 years
Risk free interest rate	0.29% - 1.68%	0.38% - 1.75%